Statements of Operations - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
General and administrative expenses	$ 279,884		$ 106,990		$ 614,796	$ 477,021	$ 601,022	$ 1,177,756
Operating loss	(282,550)		(105,244)		(610,947)	(465,598)	(587,058)	(1,327,427)
Other income (expense)
Interest expense							(15,630)	(5,630)
Other income (expense), net							(3,966,719)	(72,671)
Net income (loss)	$ (365,161)	$ 1,724,104	$ (6,874,231)	$ (639,557)	$ 3,350,043	$ (7,372,653)	$ (4,553,777)	$ (1,400,098)
Basic and diluted earnings (loss) per common share	$ (0.00)		$ (0.01)		$ 0.00	$ (0.01)	$ (0.00)	$ (0.00)
Weighted-average number of common shares outstanding:
Basic and diluted	1,341,926,621		1,150,881,152		1,266,155,076	1,070,105,622	1,135,193,463	447,194,161
Stage It Corp [Member]
Revenue-net					$ 313,811	$ 895,145	$ 890,846	$ (4,809)
Operating expenses:
General and administrative expenses					212,728	122,032	231,340	51,764
Contractor expenses					259,686	242,963	455,028	1,805
Payroll expense					1,320,436	658,317	1,142,057	41,331
Legal and professional fees					114,150	36,365	88,411
Total operating expenses					2,398,265	1,059,677	1,916,836	94,900
Operating loss					(2,084,454)	(164,532)	(1,025,990)	(99,709)
Other income (expense)
Change in derivative liability					(265,182)	(229,467)	(305,956)	(2,099,025)
Interest expense					(464,023)	(223,172)	(297,562)	(257,289)
Other income (expense), net					(729,205)	(452,639)	(603,518)	(2,356,314)
Net income (loss)					$ (2,813,659)	$ (617,171)	$ (1,629,508)	$ (2,456,023)
Basic and diluted earnings (loss) per common share					$ (2.89)	$ (0.63)	$ (1.68)	$ (2.53)
Weighted-average number of common shares outstanding:
Basic and diluted					972,614	972,614	972,614	972,614